IFRS 7 - Disclosure - Market Risk - Summary of Market Risks by Type of Risks (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Market Risk [Line Items]
Total VaR (one-day measure)	$ 5.0	$ 5.1
Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	3.5	3.9
Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	1.6	0.9
Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	3.7	3.1
Foreign exchange risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	1.3	1.2
Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	1.5	3.2
Debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	1.3	1.6
Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	(7.9)	(8.8)
High risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	10.4	22.2
High risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	7.6	6.9
High risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	2.0	3.8
High risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	8.4	18.5
High risk [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	4.6	10.3
High risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	4.7	5.1
High risk [member] | Debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	2.7	2.0
Low risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	4.0	3.7
Low risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	2.9	1.8
Low risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	0.5	0.7
Low risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	1.7	1.8
Low risk [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	0.5	0.8
Low risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	1.0	1.3
Low risk [member] | Debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	0.9	0.7
Average risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	5.3	6.5
Average risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	4.5	4.1
Average risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	1.0	2.1
Average risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	2.8	3.3
Average risk [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	1.6	3.2
Average risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	1.8	2.6
Average risk [member] | Debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	1.5	1.3
Average risk [member] | Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	$ (7.9)	$ (10.1)